Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2018	35,529,192
Balance at Dec. 31, 2018	$ 21,914,722	$ 3,955,167	$ (271,245)	$ (25,040,050)	$ 558,594
Statement Line Items [Line Items]
Income for the period				116,129	116,129
Other comprehensive income (loss)			(26,886)		(26,886)
Share-based payments charged to operations		56,759			56,759
Other comprehensive income (loss)			(26,886)		(26,886)
Balance (in shares) at Jun. 30, 2019	35,529,192
Balance at Jun. 30, 2019	$ 21,914,722	4,011,926	(298,131)	(24,923,921)	704,596
Statement Line Items [Line Items]
Income for the period				46,437	46,437
Other comprehensive income (loss)			(21,863)		(21,863)
Share-based payments charged to operations		37,106			37,106
Other comprehensive income (loss)			(21,863)		(21,863)
Balance (in shares) at Dec. 31, 2019	35,529,192
Balance at Dec. 31, 2019	$ 21,914,722	4,049,032	(319,994)	(24,877,484)	766,276
Statement Line Items [Line Items]
Income for the period				857,948	857,948
Other comprehensive income (loss)			98,934		98,934
Share-based payments charged to operations		13,846			13,846
Other comprehensive income (loss)			98,934		98,934
Balance (in shares) at Jun. 30, 2020	35,529,192
Balance at Jun. 30, 2020	$ 21,914,722	$ 4,062,878	$ (221,060)	$ (24,019,536)	$ 1,737,004